9. FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9. FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$752,708	$752,708
Total	$-	$-	$752,708	$752,708

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the nine months ended September 30, 2012.

Nine months ended September 30, 2012:

Derivative Liability
Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff	(209,487)

Transfers in upon initial fair value of derivative liability	337,615

Loss from change in fair value of derivative liability	387,185

Balance, September 30, 2012	$752,708

Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	$(387,185)

Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes.

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2011:

	Level 1		Level 2	Level 3	Total
Long-term investments			-	-	-
Total	$		$-	$-	$-

Derivative liabilities		-	-	237,395	237,395
Total		$-	$-	$237,395	$237,395

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the year ended December 31, 2011.

Year ended December 31, 2011:
derivative liability
Balance, December 31, 2010	$-

Initial fair value of embedded derivative in connection with convertible notes	237,787
Adjustment for debt modification	88,849
Mark-to-market at December 31, 2011:	(89,241)

Balance, December 31, 2011	$237,395

Total gain for the period included in earnings relating to the liabilities held at December 31, 2011	$89,241

Level 3 Liabilities are comprised of our bifurcated convertible debt features on our convertible notes.